Note 6 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2024	2023
Due in one year or less	$-	$1,000
Due after one year through five years	912	912
Total	$912	$1,912